United States
      Securities And Exchange Commission
               Washington, DC  20549

                       FORM 13-F

              FORM   13F  COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ X ];  Amendment Number: 1
This amendment  (Check only one.):   [ X ] is a restatement
                                     [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:     DLS Capital Management, LLC
          2275 Half Day Road
          Bannockburn, IL  60015

13-F File Number: 028-12655

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tami Maurer
Title:
Phone:  847.282.3800

Signature, Place, and Date of Signing:

Tami Maurer, Bannockburn, IL, February 10, 2009
----------- ----------------- ----------------
Signature    City and State    Date

(This amendment is to correct the inadvertent classification of the Powerwave 1.875% notes as shares. The amount listed in column 5 should have been described as principal amount.)

Report Type  (Check only one.)

[x]    13F  HOLDING REPORT

[ ]    13F  NOTICE

[ ]    13F  COMBINATION REPORT


List of Other Managers Reporting for this Manager:  None


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                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:   43

Form 13F Information Table Value Total (x1000):   $100,627


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									Form 13-F INFORMATION TABLE

			                                        Value	Shares/	SH/  Put/  Invstmt Other  Vtg Auth
Name of Issuer     	        Title of Class	Cusip	       (x1000)	Prn/Amt	PRN  Call  Disc	   Mgrs	  Sole

***ALCATEL-LUCENT SPONSORED ADR	Sponsored ADR	13904305	1870	869700	SH	   sole		  869700
AMKOR TECHNOLOGY INC		com		31652100	1493	685000	SH	   sole		  685000
ANADARKO PETROLEUM CORP		com		32511107	2718	70500	SH	   sole		   70500
ANNTAYLOR STORES CORP		com		36115103	1409	244200	SH	   sole	          244200
APACHE CORP			com		37411105	1975	26500	SH	   sole      	   26500
ARCH COAL INC			com		39380100	2214	135900	SH	   sole	          135900
ARRIS GROUP INC			com		04269Q100	1789	225000	SH	   sole	          225000
BJ SERVICES CO			com		55482103	2167	185700	SH	   sole	          185700
***BARRICK GOLD CORP		com		67901108	3125	85000	SH	   sole	           85000
CF INDUSTRIES HOLDINGS INC	com		125269100	2950	60000	SH	   sole	           60000
CELESTICA INC SUBORD VTG SHS	sub vtg shs	15101Q108	2167	470000	SH	   sole		  470000
***COMPANHIA VALE DO RIO DOCE  	Sponsored ADR	204412209	3060	252700	SH	   sole		  252700
COOPER TIRE & RUBBER CO		com		216831107	1109	180000	SH	   sole		  180000
DEVON ENERGY CORP		com		25179M103	1794	27300	SH	   sole		   27300
ENSCO INTERNATIONAL INC		com		26874Q100	1791	63100	SH	   sole		   63100
***ERICSSON L M TEL CO 	ADR B SEK 10		294821608	1551	198600	SH	   sole		  198600
FLUOR CORP NEW			com		343412102	3845	85700	SH	   sole		   85700
***GOLDCORP INC NEW-CL B  	com		380956409	3030	96100	SH	   sole		   96100
GOODYEAR TIRE & RUBBER CO	com		382550101	 866	145000	SH	   sole		  145000
HORSEHEAD HOLDING CORP		com		440694305	2350	500000	SH	   sole		  500000
JOY GLOBAL INC			com		481165108	2884	126000	SH	   sole		  126000
MARKET VECTORS ETF TR 		Gold Miner ETF	57060U100	1016	30000	SH	   sole		   30000
MASSEY ENERGY CORP		com		576206106	1982	143700	SH	   sole		  143700
MCDERMOTT INTERNATIONAL INC	com		580037109	3179	321800	SH	   sole		  321800
MICRON TECHNOLOGY INC		com		595112103	3638	1378000	SH         sole		 1378000
MOSAIC CO COM			com		61945A107	2367	68400	SH	   sole		   68400
NOKIA CORP-SPONSORED ADR 	Sponsored ADR	654902204	1033	66200	SH	   sole		   66200
OCEANEERING INTERNATIONAL INC	com	     	675232102	2258	77500	SH	   sole		   77500
OFFICEMAX INCORPORATED		com		67622P101	4809	629500	SH	   sole		  629500
POWERWAVE TECHNOLOGIES INC  	Note 1.875%  	739363AD1	 400	2000000	PRN	   sole		 2000000
SANMINA SCI CORP		com		800907107	1410	3000000	SH	   sole		 3000000
SILICONWARE PRECISION INDS	Sponsored ADR   827084864	2185	489900	SH	   sole		  489900
TRW AUTOMOTIVE HOLDINGS INC	com		87264S106	1386	385100	SH	   sole		  385100
TENNECO AUTOMOTIVE INC		com		880349105	 970	328800	SH	   sole		  328800
TEREX CORP NEW			com		880779103	3648	210600	SH	   sole		  210600
UNISYS CORP FORMERLY BURROUGHS  com		909214108	2720	3200000	SH	   sole		 3200000
UTSTARCOM INC			com		918076100	6198	3350000	SH	   sole		 3350000
WESTERN DIGITAL CORP		com		958102105	2078	181500	SH	   sole		  181500
WILLIAMS SONOMA INC		com		969904101	1214	154500	SH	   sole		  154500
***YAMANA GOLD INC		com		98462Y100	5713	740000	SH	   sole		  740000
CHIPMOS TECHNOLOGIES BERMUDA LTDshs		G2110R106	 872 	3489800	SH	   sole		 3489800
***FOSTER WHEELER LTD NEW	SHS NEW		G36535139	3273 	140000	SH	   sole		  140000
SEAGATE TECHNOLOGY HOLDINGS	shs		G7945J104	2121	478700	SH	   sole		  478700


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